PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.7%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	207	$204,322
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,086	2,066,595
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	1,016	1,006,940
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	5,138	5,133,581
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/26	108	111,401
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	603	636,362
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	4,123	4,223,528
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	228	242,198
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	2,019	2,116,294
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	26	27,967
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	697	743,593
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	46	45,858
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	1,021	1,036,139
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,890	1,939,845
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	4,404	4,637,654
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	765	884,442
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	132	154,906
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	461	557,334
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,118	4,571,419
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	911	1,151,174
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	731	938,089
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	1,080	1,412,167
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	413	410,022
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,303	1,513,392
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	413	596,862
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	360	526,161
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	204	295,227

Total Long-Term Investments (cost $35,636,959)				37,183,472

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $215,539)(w)	215,539	$215,539

TOTAL INVESTMENTS 98.3% (cost $35,852,498)		37,399,011
Other assets in excess of liabilities 1.7%		641,971

Net Assets 100.0%		$38,040,982

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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